SHORT-TERM INVESTMENTS	12 Months Ended
Dec. 31, 2025
Investments, All Other Investments [Abstract]
SHORT-TERM INVESTMENTS

3. SHORT-TERM INVESTMENTS

The Group’s short-term investments consisted of the following:

	As of December 31,
	2024	2025
	RMB	RMB
Equity investments with readily determinable fair value
—Equity securities	—	45,842
—Open-ended funds	—	135,722
Debt investments using fair value option
—Wealth management products	153,910	100,201
—Bonds	—	57,510
—Trust products	—	51,078
Total	153,910	390,353

In 2025, the Group purchased equity securities issued by listed companies and open-ended funds of which the underlying investments are equity securities issued by listed companies from third party institutions. For the years ended December 31, 2024 and 2025, the Group recognized an unrealized gain of equity investments with readily determinable fair value were nil and RMB56,049 and recognized an unrealized gain of debt investments using fair value option were RMB142 and RMB2,644 which were recorded as investment income.

The following table summarized the Group’s short-term investments at fair value as of December 31, 2024 and 2025:

	As of December 31, 2024
	Aggregate Cost	Unrealized Gain	Aggregate fair value
Debt investments using fair value option	153,768	142	153,910
Total	153,768	142	153,910

	As of December 31, 2025
	Aggregate Cost	Unrealized Gain	Foreign Currency Translation Adjustment	Aggregate fair value
Equity investments with readily determinable fair value	128,462	56,049	(2,947)	181,564
Debt investments using fair value option	207,078	2,644	(933)	208,789
Total	335,540	58,693	(3,880)	390,353